Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule of names of related parties and relationship with group
Names of related parties	Relationship with the Group
Intel Capital Corporation ("Intel") and its affiliates	A substantial shareholder of the Group
Bluecap	A company controlled by a key management of the Group
Ramanna Hareesh	Executive Vice President and Co-General Manager of Connected Solutions Business Unit
Cloudminds (Hong Kong) Ltd. ("Cloudminds")	A company controlled by a director of the Company *

*	On December 18, 2018, the entity ceased to be a related party of the Company due to the resignation of this director.

Schedule of significant related party transactions
	For the years ended December 31,
	2016	2017	2018
	$	$	$
Software services provided to:
Intel Corporation	271	-	-
Intel (China) Co., Ltd.	9	9	-
Intel Asia-Pacific Research and Development Ltd.	119	79	-
Intel (China) Research Center Co., Ltd.	57	8	-
Cloudminds	-	-	1,373

Loan from:
Ramanna Hareesh			22

	For the years ended December 31,
	2016	2017	2018
	$	$	$
Loan from:
Bluecap	-	-	1,059

Interest expense on loan from:
Bluecap	-	-	12